Fair Value of Financial Instruments - Fair Value of Derivative Instruments Gain Loss Recognized (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Net trading revenue	$ 38,841	$ 625,252	$ 486,130
Derivative instruments not designated as hedging instruments [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Derivative instruments not designated as hedging instruments, Gain (Loss)	1,471	(7,009)	452
Derivative instruments not designated as hedging instruments [Member] | Purchased call options [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Investment income (loss) and other, net	(17,295)	(16,371)	(48,134)
Derivative instruments not designated as hedging instruments [Member] | Listed equity options [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Net trading revenue	3,663	(2,647)	452
Derivative instruments not designated as hedging instruments [Member] | Embedded conversion derivative [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Investment income (loss) and other, net	17,295	16,371	48,134
Derivative instruments not designated as hedging instruments [Member] | Total return swap [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Investment income (loss) and other, net		(5,531)
Derivative instruments not designated as hedging instruments [Member] | Foreign currency forward contracts [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Investment income (loss) and other, net	(2,192)	1,169
Derivative instruments designated as hedging instruments [Member] | Foreign currency forward contracts [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Accumulated other comprehensive income (loss)	$ (6,454)	$ (175)	$ (1,078)